PROVISION FOR TAX, CIVIL AND LABOR RISKS - Schedule of detailed information about other provisions (Detail) - BRL (R$)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year			R$ 1,318,441,000		R$ 1,485,942,000
Additions	[1]	R$ 595,502,000	296,801,000
Reversals	[2]	(307,267,000)	(352,978,000)
Payments		(261,731,000)	(132,784,000)
Monetary adjustment		79,280,000	25,731,000
Translation adjustment		(85,849,000)	(1,703,000)
Transfers		(1,103,000)	(2,567,000)
Balance as of the end of the year		1,337,273,000	1,318,442,000
Current		463,655,000	230,097,000
Non-current		873,618,000	1,088,345,000
Contingent liabilities (business combination)
Tax, civil and labor provision and contingent liabilities
Additions	[3]
Reversals	[2],[3]	(196,925,000)	(195,092,000)
Payments	[3]
Monetary adjustment	[3]	21,555,000	10,450,000
Translation adjustment	[3]	(15,787,000)	(15,466,000)
Transfers	[3]
Balance as of the end of the year	[3]	406,428,000	597,585,000		797,693,000
Tax
Tax, civil and labor provision and contingent liabilities
Additions	[1]	78,410,000	24,090.00
Reversals	[2]	(45,902,000)	(44,726)	[1]
Payments		(31,354,000)	(4,965)	[1]
Monetary adjustment		36,155,000	4,698	[1]
Translation adjustment		(31,884,000)	(909,000)	[1]
Transfers		(67,000)	(14,030.00)	[1]
Balance as of the end of the year		187,052,000	181,694,000	[1]	217,536,000	[1]
Tax | Contingent liabilities (business combination)
Tax, civil and labor provision and contingent liabilities
Balance as of the end of the year		380,259,000
Civil
Tax, civil and labor provision and contingent liabilities
Additions	[1]	425,398,000	181,856,000
Reversals	[2]	(12,791,000)	(35,433,000)
Payments		(162,953,000)	(88,266,000)
Monetary adjustment		16,477,000	2,723,000
Translation adjustment		(13,110,000)	12,471,000
Transfers		(1,036,000)	(12,965,000)
Balance as of the end of the year		557,675,000	305,690,000		219,374,000
Civil | Contingent liabilities (business combination)
Tax, civil and labor provision and contingent liabilities
Balance as of the end of the year		9,053,000
Labour
Tax, civil and labor provision and contingent liabilities
Additions	[1]	91,694,000	90,855,000
Reversals	[2]	(51,649,000)	(77,727,000)
Payments		(67,424,000)	(39,553,000)
Monetary adjustment		5,093,000	7,860,000
Translation adjustment		(25,068,000)	2,201,000
Transfers			(1,503,000)
Balance as of the end of the year		186,118,000	R$ 233,472,000		R$ 251,339,000
Labour | Contingent liabilities (business combination)
Tax, civil and labor provision and contingent liabilities
Balance as of the end of the year		R$ 17,116,000

[1]	During the year ended December 31, 2022, certain balances included in provisions for tax risks on December 31, 2021 were reclassified for better alignment between the Group's subsidiaries, as disclosed in note No. 2.
[2]	Reversals of contingent liabilities (business combination) refer mainly to the adhesion to state tax amnesty programs, and change in estimates for civil and labor lawsuits, which took place in the first and third quarter of 2022.
[3]	The business combination amounts as of December 31, 2022 are segregated between tax (R$380,259), civil (R$9,053) and labor (R$17,116) proceedings.